INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 197,100,959		$ 249,209,773
Land		22,937,337		27,147,517
Other assets		33,846,411		39,106,718
Total Assets		253,884,707		315,464,008
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		191,200,068		234,642,083
Accounts payable and accrued expenses		9,975,493		12,444,674
Other liabilities		26,028,417		29,381,746
Liabilities		227,203,978		276,468,503
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 33,792,064	33,792,064	$ 44,675,127	44,675,127
Other partners		(7,111,335)		(5,679,622)
Partners Capital		26,680,729		38,995,505
Liabilities and Stockholders Equity		253,884,707		315,464,008
Series Twenty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		1,460,271
Land		0		121,238
Other assets		0		541,654
Total Assets		0		2,123,163
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		1,827,138
Accounts payable and accrued expenses		0		82,131
Other liabilities		0		44,740
Liabilities		0		1,954,009
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	(12,129)	(12,129)
Other partners		0		181,283
Partners Capital		0		169,154
Liabilities and Stockholders Equity		0		2,123,163
Series Twenty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		1,793,608
Land		0		426,603
Other assets		0		1,033,547
Total Assets		0		3,253,758
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		3,791,955
Accounts payable and accrued expenses		0		112,473
Other liabilities		0		51,431
Liabilities		0		3,955,859
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	(621,365)	(621,365)
Other partners		0		(80,736)
Partners Capital		0		(702,101)
Liabilities and Stockholders Equity		0		3,253,758
Series Twenty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		2,046,782
Land		0		389,075
Other assets		0		991,609
Total Assets		0		3,427,466
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		3,088,788
Accounts payable and accrued expenses		0		99,536
Other liabilities		0		38,141
Liabilities		0		3,226,465
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	237,888	237,888
Other partners		0		(36,887)
Partners Capital		0		201,001
Liabilities and Stockholders Equity		0		3,427,466
Series Twenty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,991,191		2,369,663
Land		457,938		527,938
Other assets		407,672		447,400
Total Assets		2,856,801		3,345,001
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,923,396		4,032,540
Accounts payable and accrued expenses		130,124		132,642
Other liabilities		409,636		408,586
Liabilities		4,463,156		4,573,768
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,544,138)	(1,544,138)	(1,210,298)	(1,210,298)
Other partners		(62,217)		(18,469)
Partners Capital		(1,606,355)		(1,228,767)
Liabilities and Stockholders Equity		2,856,801		3,345,001
Series Twenty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,332,974		4,879,803
Land		442,610		462,610
Other assets		607,731		772,068
Total Assets		5,383,315		6,114,481
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,967,385		6,904,332
Accounts payable and accrued expenses		1,598,872		1,486,077
Other liabilities		1,156,419		1,095,335
Liabilities		8,722,676		9,485,744
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(3,062,221)	(3,062,221)	(3,040,131)	(3,040,131)
Other partners		(277,140)		(331,132)
Partners Capital		(3,339,361)		(3,371,263)
Liabilities and Stockholders Equity		5,383,315		6,114,481
Series Twenty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,998,486		4,254,056
Land		410,981		410,981
Other assets		488,882		400,890
Total Assets		4,898,349		5,065,927
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		2,267,557		2,409,239
Accounts payable and accrued expenses		254,518		235,966
Other liabilities		490,686		460,815
Liabilities		3,012,761		3,106,020
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,253,311	1,253,311	1,373,166	1,373,166
Other partners		632,277		586,741
Partners Capital		1,885,588		1,959,907
Liabilities and Stockholders Equity		4,898,349		5,065,927
Series Twenty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,273,500		3,755,398
Land		245,300		251,300
Other assets		464,722		482,629
Total Assets		3,983,522		4,489,327
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,654,957		4,478,673
Accounts payable and accrued expenses		175,841		169,655
Other liabilities		1,182,788		1,115,613
Liabilities		5,013,586		5,763,941
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(904,608)	(904,608)	(1,127,380)	(1,127,380)
Other partners		(125,456)		(147,234)
Partners Capital		(1,030,064)		(1,274,614)
Liabilities and Stockholders Equity		3,983,522		4,489,327
Series Twenty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		2,870,658		6,106,858
Land		87,498		414,245
Other assets		702,010		1,056,737
Total Assets		3,660,166		7,577,840
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,313,626		5,671,239
Accounts payable and accrued expenses		378,490		874,253
Other liabilities		836,935		1,747,302
Liabilities		4,529,051		8,292,794
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(513,284)	(513,284)	(425,980)	(425,980)
Other partners		(355,601)		(288,974)
Partners Capital		(868,885)		(714,954)
Liabilities and Stockholders Equity		3,660,166		7,577,840
Series Thirty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		4,315,605
Land		0		305,500
Other assets		0		671,879
Total Assets		0		5,292,984
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		4,454,001
Accounts payable and accrued expenses		0		236,951
Other liabilities		0		413,484
Liabilities		0		5,104,436
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	40,841	40,841
Other partners		0		147,707
Partners Capital		0		188,548
Liabilities and Stockholders Equity		0		5,292,984
Series Thirty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		2,585,289		6,411,391
Land		307,860		679,013
Other assets		555,556		1,227,670
Total Assets		3,448,705		8,318,074
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		1,487,376		8,155,638
Accounts payable and accrued expenses		89,225		562,436
Other liabilities		107,586		347,897
Liabilities		1,684,187		9,065,971
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,777,739	1,777,739	(399,999)	(399,999)
Other partners		(13,221)		(347,898)
Partners Capital		1,764,518		(747,897)
Liabilities and Stockholders Equity		3,448,705		8,318,074
Series Thirty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		10,147,724		12,082,984
Land		939,823		1,039,323
Other assets		1,671,783		1,704,002
Total Assets		12,759,330		14,826,309
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,716,259		6,305,907
Accounts payable and accrued expenses		1,220,258		1,134,284
Other liabilities		875,527		900,912
Liabilities		7,812,044		8,341,103
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,003,133	3,003,133	4,419,767	4,419,767
Other partners		1,944,153		2,065,439
Partners Capital		4,947,286		6,485,206
Liabilities and Stockholders Equity		12,759,330		14,826,309
Series Thirty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		9,480,310		9,945,410
Land		1,048,536		1,048,536
Other assets		984,832		819,007
Total Assets		11,513,678		11,812,953
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,815,193		5,038,209
Accounts payable and accrued expenses		116,989		94,290
Other liabilities		193,532		202,248
Liabilities		5,125,714		5,334,747
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,661,587	3,661,587	3,705,767	3,705,767
Other partners		2,726,377		2,772,439
Partners Capital		6,387,964		6,478,206
Liabilities and Stockholders Equity		11,513,678		11,812,953
Series Thirty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,437,159		4,664,921
Land		230,576		230,576
Other assets		1,134,143		1,160,601
Total Assets		5,801,878		6,056,098
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,169,071		3,222,586
Accounts payable and accrued expenses		326,900		236,580
Other liabilities		712,721		777,336
Liabilities		4,208,692		4,236,502
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,868,417	1,868,417	2,073,648	2,073,648
Other partners		(275,231)		(254,052)
Partners Capital		1,593,186		1,819,596
Liabilities and Stockholders Equity		5,801,878		6,056,098
Series Thirty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,203,963		3,402,696
Land		424,178		424,178
Other assets		918,250		774,344
Total Assets		4,546,391		4,601,218
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,834,148		3,914,272
Accounts payable and accrued expenses		92,374		105,814
Other liabilities		2,486,043		2,530,084
Liabilities		6,412,565		6,550,170
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,279,370)	(1,279,370)	(1,362,139)	(1,362,139)
Other partners		(586,804)		(586,813)
Partners Capital		(1,866,174)		(1,948,952)
Liabilities and Stockholders Equity		4,546,391		4,601,218
Series Thirty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,967,412		5,018,234
Land		354,800		655,300
Other assets		380,102		692,934
Total Assets		2,702,314		6,366,468
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		1,112,718		3,390,303
Accounts payable and accrued expenses		590,623		642,979
Other liabilities		244,743		319,267
Liabilities		1,948,084		4,352,549
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	838,747	838,747	1,293,107	1,293,107
Other partners		(84,517)		720,812
Partners Capital		754,230		2,013,919
Liabilities and Stockholders Equity		2,702,314		6,366,468
Series Thirty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		2,938,976
Land		0		300,500
Other assets		0		363,761
Total Assets		0		3,603,237
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		2,226,066
Accounts payable and accrued expenses		0		113,657
Other liabilities		0		75,800
Liabilities		0		2,415,523
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	1,662,486	1,662,486
Other partners		0		(474,772)
Partners Capital		0		1,187,714
Liabilities and Stockholders Equity		0		3,603,237
Series Thirty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,515,364		7,232,837
Land		610,216		670,346
Other assets		788,437		1,069,314
Total Assets		7,914,017		8,972,497
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,404,912		4,372,730
Accounts payable and accrued expenses		127,011		110,235
Other liabilities		594,710		570,658
Liabilities		4,126,633		5,053,623
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,202,567	6,202,567	6,088,329	6,088,329
Other partners		(2,415,183)		(2,169,455)
Partners Capital		3,787,384		3,918,874
Liabilities and Stockholders Equity		7,914,017		8,972,497
Series Thirty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		9,031,855		11,886,926
Land		462,304		533,804
Other assets		1,110,375		1,262,627
Total Assets		10,604,534		13,683,357
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		7,429,378		8,860,117
Accounts payable and accrued expenses		353,076		950,497
Other liabilities		537,180		1,304,968
Liabilities		8,319,634		11,115,582
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,284,324	2,284,324	2,479,283	2,479,283
Other partners		576		88,492
Partners Capital		2,284,900		2,567,775
Liabilities and Stockholders Equity		10,604,534		13,683,357
Series Forty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		12,779,333		15,806,500
Land		2,774,784		2,809,784
Other assets		3,024,330		3,213,204
Total Assets		18,578,447		21,829,488
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		19,298,461		20,947,647
Accounts payable and accrued expenses		872,449		949,825
Other liabilities		580,407		1,063,816
Liabilities		20,751,317		22,961,288
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,123,452)	(1,123,452)	(171,386)	(171,386)
Other partners		(1,049,418)		(960,414)
Partners Capital		(2,172,870)		(1,131,800)
Liabilities and Stockholders Equity		18,578,447		21,829,488
Series Forty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		14,769,854		18,204,788
Land		3,691,228		4,017,885
Other assets		3,142,747		3,343,171
Total Assets		21,603,829		25,565,844
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		20,538,940		22,140,649
Accounts payable and accrued expenses		1,856,715		2,232,722
Other liabilities		1,884,979		1,866,089
Liabilities		24,280,634		26,239,460
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,655,244)	(1,655,244)	39,384	39,384
Other partners		(1,021,561)		(713,000)
Partners Capital		(2,676,805)		(673,616)
Liabilities and Stockholders Equity		21,603,829		25,565,844
Series Forty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		18,191,253		24,334,517
Land		2,444,419		2,922,696
Other assets		3,614,292		3,682,350
Total Assets		24,249,964		30,939,563
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		21,560,164		25,879,896
Accounts payable and accrued expenses		345,504		469,666
Other liabilities		3,658,086		3,952,081
Liabilities		25,563,754		30,301,643
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,223,655	2,223,655	4,296,724	4,296,724
Other partners		(3,537,445)		(3,658,804)
Partners Capital		(1,313,790)		637,920
Liabilities and Stockholders Equity		24,249,964		30,939,563
Series Forty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		28,818,747		30,064,552
Land		3,008,317		3,008,317
Other assets		4,050,502		3,564,066
Total Assets		35,877,566		36,636,935
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		35,641,825		36,344,684
Accounts payable and accrued expenses		300,613		307,798
Other liabilities		4,990,042		4,931,290
Liabilities		40,932,480		41,583,772
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	884,165	884,165	784,745	784,745
Other partners		(5,939,079)		(5,731,582)
Partners Capital		(5,054,914)		(4,946,837)
Liabilities and Stockholders Equity		35,877,566		36,636,935
Series Forty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		30,055,911		36,333,189
Land		3,047,910		3,549,710
Other assets		5,800,769		6,347,963
Total Assets		38,904,590		46,230,862
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		25,226,510		28,098,216
Accounts payable and accrued expenses		728,743		766,948
Other liabilities		2,469,639		2,521,398
Liabilities		28,424,892		31,386,562
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	8,850,191	8,850,191	13,184,239	13,184,239
Other partners		1,629,507		1,660,061
Partners Capital		10,479,698		14,844,300
Liabilities and Stockholders Equity		38,904,590		46,230,862
Series Forty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		28,649,976		29,899,808
Land		1,948,059		1,948,059
Other assets		3,999,276		3,483,291
Total Assets		34,597,311		35,331,158
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		18,838,192		19,087,258
Accounts payable and accrued expenses		417,168		337,259
Other liabilities		2,616,758		2,642,455
Liabilities		21,872,118		22,066,972
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 11,026,545	11,026,545	$ 11,366,560	11,366,560
Other partners		1,698,648		1,897,626
Partners Capital		12,725,193		13,264,186
Liabilities and Stockholders Equity		$ 34,597,311		$ 35,331,158